Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2013
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013